Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Sales revenue	¥ 21,688,767	¥ 20,428,802	¥ 16,907,725
Operating costs and expenses:
Cost of sales	(17,024,788)	(16,016,659)	(13,576,133)
Selling, general and administrative	(2,351,011)	(2,106,539)	(1,669,908)
Research and development	(1,099,482)	(923,627)	(880,915)
Total operating costs and expenses	(20,475,281)	(19,046,825)	(16,126,956)
Operating profit	1,213,486	1,381,977	780,769
Share of profit (loss) of investments accounted for using the equity method	982	110,817	117,445
Finance income and finance costs:
Interest income	191,131	173,695	73,071
Interest expense	(54,907)	(59,631)	(36,112)
Other, net	(33,052)	35,526	(55,608)
Total finance income and finance costs	103,172	149,590	(18,649)
Profit before income taxes	1,317,640	1,642,384	879,565
Income tax expense	(414,606)	(459,794)	(162,256)
Profit for the year	903,034	1,182,590	717,309
Profit for the year attributable to:
Owners of the parent	835,837	1,107,174	651,416
Non-controlling interests	¥ 67,197	¥ 75,416	¥ 65,893
Earnings per share attributable to owners of the parent
Earnings per share attributable to owners of the parent Basic	¥ 178.93	¥ 225.88	¥ 128.01
Earnings per share attributable to owners of the parent Diluted	¥ 178.93	¥ 225.88	¥ 128.01